Employee compensation (Tables)	9 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Schedule of Employee Compensation Costs
Employee compensation costs were included in the following expenses for the three and nine months ended September 30, 2024 and 2023 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Cost of revenue	4,786	4,576	14,646	13,875
General and administrative	4,476	4,089	12,792	11,909
Sales and marketing	12,296	11,380	35,231	35,957
Research and development	7,614	7,059	23,062	20,186
	29,172	27,104	85,731	81,927